Risk and Capital Management (Details 12) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Compulsory deposits	R$ 362,786	R$ 293,440
Derivative financial instruments	52,475	76,861
Other financial liabilities	181,788	166,651
Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits	954,333	880,150
Compulsory deposits	(145,404)	(115,748)
Compulsory deposits	427,304	308,182
Interbank market funds	342,655	310,807
Institutional market funds	142,683	155,595
Derivative financial instruments	52,475	76,861
Other financial liabilities	560	583
Total financial liabilities	1,774,606	1,616,430
Undiscounted cash flows [member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	105,634	117,587
Compulsory deposits	(24,258)	(13,148)
Undiscounted cash flows [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	174,765	179,764
Compulsory deposits	(30,505)	(27,923)
Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	659,467	572,819
Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	6,553	5,002
Undiscounted cash flows [member] | Other Deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	7,914	4,978
Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(90,641)	(74,677)
Undiscounted cash flows [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	354,812	240,100
Undiscounted cash flows [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	33,012	22,653
Undiscounted cash flows [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	39,480	45,429
Undiscounted cash flows [member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	35,741	39,068
Undiscounted cash flows [member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	8,972	29,882
Undiscounted cash flows [member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	2,982	65
Undiscounted cash flows [member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	4,780	7,846
Not later than one month [member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits	817,054	737,637
Compulsory deposits	(127,312)	(97,709)
Compulsory deposits	352,654	264,451
Interbank market funds	200,886	94,313
Institutional market funds	1,106	4,645
Derivative financial instruments	7,988	8,002
Total financial liabilities	1,252,376	1,011,339
Not later than one month [member] | Undiscounted cash flows [member] | Demand Deposit [Member]
IfrsStatementLineItems [Line Items]
Deposits	105,634	117,587
Compulsory deposits	(24,258)	(13,148)
Not later than one month [member] | Undiscounted cash flows [member] | Saving Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	174,765	179,764
Compulsory deposits	(30,505)	(27,923)
Not later than one month [member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	527,841	434,450
Not later than one month [member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	900	858
Not later than one month [member] | Undiscounted cash flows [member] | Other Deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	7,914	4,978
Not later than one month [member] | Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(72,549)	(56,638)
Not later than one month [member] | Undiscounted cash flows [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	282,119	196,672
Not later than one month [member] | Undiscounted cash flows [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	31,059	22,642
Not later than one month [member] | Undiscounted cash flows [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	39,476	45,137
Not later than one month [member] | Undiscounted cash flows [member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	3,231	2,835
Not later than one month [member] | Undiscounted cash flows [member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	903	3,221
Not later than one month [member] | Undiscounted cash flows [member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	2,965	55
Not later than one month [member] | Undiscounted cash flows [member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	889	1,891
Later than one year [member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits	83,175	92,481
Compulsory deposits	(11,322)	(11,904)
Compulsory deposits	4,909	6,603
Interbank market funds	65,124	101,047
Institutional market funds	12,227	5,367
Derivative financial instruments	13,963	34,114
Other financial liabilities	3	252
Total financial liabilities	168,079	227,960
Later than one year [member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	82,376	91,308
Later than one year [member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	799	1,173
Later than one year [member] | Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(11,322)	(11,904)
Later than one year [member] | Undiscounted cash flows [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	4,504	6,444
Later than one year [member] | Undiscounted cash flows [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	401	1
Later than one year [member] | Undiscounted cash flows [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	4	158
Later than one year [member] | Undiscounted cash flows [member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	4,064	5,114
Later than one year [member] | Undiscounted cash flows [member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	7,010	25,087
Later than one year [member] | Undiscounted cash flows [member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments		10
Later than one year [member] | Undiscounted cash flows [member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	2,889	3,903
Later than one year and not later than two years [member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits	29,089	28,768
Compulsory deposits	(3,332)	(3,373)
Compulsory deposits	4,217	7,841
Interbank market funds	33,361	44,547
Institutional market funds	48,240	42,162
Derivative financial instruments	7,553	9,056
Other financial liabilities	205	34
Total financial liabilities	119,333	129,035
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	24,238	25,870
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	4,851	2,898
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(3,332)	(3,373)
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	4,029	7,808
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	188
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		33
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	6,476	7,344
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	595	901
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	1
Later than one year and not later than two years [member] | Undiscounted cash flows [member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	481	811
Later than two years and not later than three years [member] | Undiscounted cash flows [member]
IfrsStatementLineItems [Line Items]
Deposits	25,015	21,264
Compulsory deposits	(3,438)	(2,762)
Compulsory deposits	65,524	29,287
Interbank market funds	43,284	70,900
Institutional market funds	81,110	103,421
Derivative financial instruments	22,971	25,689
Other financial liabilities	352	297
Total financial liabilities	234,818	248,096
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Time deposits [member]
IfrsStatementLineItems [Line Items]
Deposits	25,012	21,191
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Deposits	3	73
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	(3,438)	(2,762)
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	64,160	29,176
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits	1,364	10
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Compulsory deposits		101
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Swaps [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	21,970	23,775
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Options [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	464	673
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Forwards [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	16
Later than two years and not later than three years [member] | Undiscounted cash flows [member] | Other Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 521	R$ 1,241